Employee Benefit Plans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Employee Benefit Plans [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	100.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	3.50%
Defined Contribution Plan, Cost Recognized	$ 109,000	$ 98,000